As filed with the Securities and Exchange Commission on November 10, 2021

Securities Act Registration No. 333-183489

Investment Company Act Reg. No. 811-22739

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 79 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 85 ☒

(Check appropriate box or boxes.)

__________________

INDEXIQ ACTIVE ETF TRUST

(Exact Name of Registrant as Specified in Charter)

_____________________

51 Madison Avenue

New York, NY 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 474-7725

____________________

Matthew V. Curtin, Esq.

IndexIQ Advisors LLC

51 Madison Avenue

New York, NY 10010

______________________

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on November 30, 2021, pursuant to paragraph (b)(1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on [ ], pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on [ ], pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment

______________________

Title of Securities Being Registered: Shares of Beneficial Interest, no par value.

Explanatory Note

This Post-Effective Amendment No. 79 to the Registrant’s Registration Statement on Form N-1A is being filed solely for the purpose of delaying until November 30, 2021, the effectiveness of the registration statement for IQ MacKay California Municipal Intermediate ETF (the “Fund”) filed in Post-Effective Amendment No. 29 on July 13, 2020, the effectiveness of which was delayed pursuant to Post-Effective Amendment No. 38, filed on September 24, 2020, Post-Effective Amendment No. 41, filed on October 22, 2020, Post-Effective Amendment No. 44, filed on November 19, 2020, Post-Effective Amendment No. 47, filed on December 10, 2020; Post-Effective Amendment No. 51, filed on January 7, 2021, Post-Effective Amendment No. 55, filed on February 4, 2021, Post-Effective Amendment No. 57, filed on March 4, 2021, Post-Effective Amendment No. 61, filed on April 1, 2021, Post-Effective Amendment No. 67, filed on April 29, 2021, Post-Effective Amendment No. 69, filed on May 27, 2021, Post-Effective Amendment No. 71, filed on June 24, 2021, Post-Effective Amendment No. 73, filed on July 22, 2021, Post-Effective Amendment No. 74, filed on August 19, 2021, Post-Effective Amendment No. 77, filed on September 16, 2021, and Post-Effective Amendment No. 78, filed on October 14, 2021.

This Post-Effective Amendment No. 79 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 29. This Post-Effective Amendment does not affect the currently effective prospectuses and statements of additional information for the other series of the Trust’s shares.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 79 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on this 10th day of November, 2021.

INDEXIQ ACTIVE ETF TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date
Reena Aggarwal*	Trustee	November 10, 2021
Reena Aggarwal

Michael A. Pignataro*	Trustee	November 10, 2021
Michael A. Pignataro

Paul D. Schaeffer*	Trustee	November 10, 2021
Paul D. Schaeffer

/s/ Kirk C. Lehneis	Trustee, President and	November 10, 2021
Kirk C. Lehneis	Principal Executive Officer

/s/ Adefolahan Oyefeso	Treasurer, Principal Financial Officer, and	November 10, 2021
Adefolahan Oyefeso	Principal Accounting Officer

/s/ Matthew V. Curtin		November 10, 2021
Matthew V. Curtin, Attorney-in-fact*

* PURSUANT TO POWERS OF ATTORNEY PREVIOUSLY FILED